Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total net revenues	$ 14,711,826	$ 30,079,365	$ 34,575,616	$ 48,810,854
Solar Systems Installation Gross [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,466,792	40,936,775	44,892,970	64,309,392
Financing Fees [Member]
Disaggregation of Revenue [Line Items]
Revenues	(4,493,037)	(12,533,767)	(12,430,614)	(18,784,295)
Solar Systems Installations, Net [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,973,755	28,403,008	32,462,356	45,525,097
Roofing Installations [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 738,071	$ 1,676,357	$ 2,113,260	$ 3,285,757